Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)
Summary of Significant Accounting Policies [Line Items]
Incurred net losses	¥ (435,811,746)	¥ (408,985,210)	¥ (872,926,433)
Net operating cash outflow from continuing operation	(12,706,838)	(46,381,023)	(198,139,255)
Net current liabilities	676,000,000
Accumulated losses	(3,102,993,825)	(2,668,505,330)
Deposits	12,636,896	12,270,323
Employee social benefits	54,284,078	66,214,654	79,565,615
Advertising costs	¥ 63,456,595	64,848,548	¥ 96,678,285
Recognized income tax positions rate	50.00%
Percentage of after tax profit	10.00%			10.00%	10.00%
Registered capital percentage	50.00%			50.00%	50.00%
Statutory surplus fund (in Dollars) | $
Paid-in capitals	¥ 1,990,894,951
Restricted net assets	¥ 83,877,190	88,991,761
Franchise [Member]
Summary of Significant Accounting Policies [Line Items]
Straight-line basis over the initial term	20 years			20 years	20 years
CHINA
Summary of Significant Accounting Policies [Line Items]
Deposits	¥ 500,000
Paid-in capitals		¥ 1,800,629,957
Hong Kong [Member]
Summary of Significant Accounting Policies [Line Items]
Deposits | $					$ 800,000
Maximum [Member] | Franchise Agreement [Member]
Summary of Significant Accounting Policies [Line Items]
Straight-line basis over the initial term	13 years 6 months			13 years 6 months	13 years 6 months
Maximum [Member] | Furniture and Office Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets	15 years			15 years	15 years
Maximum [Member] | Kitchen Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets	12 years			12 years	12 years
Maximum [Member] | Capitalized Software Costs [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets	5 years			5 years	5 years
Minimum [Member] | Franchise Agreement [Member]
Summary of Significant Accounting Policies [Line Items]
Straight-line basis over the initial term	1 year			1 year	1 year
Minimum [Member] | Furniture and Office Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets	3 years			3 years	3 years
Minimum [Member] | Kitchen Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets	4 years			4 years	4 years
Minimum [Member] | Capitalized Software Costs [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets	3 years			3 years	3 years
THHK | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest rate	100.00%			100.00%	100.00%